Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Accounts Payable And Accrued Liabilities
Schedule of Accounts Payable and Accrued Liabilities
	March 31, 2019	March 31, 2018
Accounts payable	$35,965	$364,099
Total	$35,965	$364,099